Intangible Assets - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 1,773,955	₩ 1,752,957
Amortization	(857,138)	(656,429)
Disposals	(6,620)	(4,394)
Impairment loss	(72,476)	(54,591)
Others	838	1,278
Effect of movements in exchange rates	11,965	5,739
Classified as held for sale	(775)
Ending balance	1,558,407	1,773,955
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	548,224	493,608
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	160,434	235,787
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,066,073	5,607,818
Ending balance	6,273,379	6,066,073
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(3,981,506)	(3,593,330)
Ending balance	(4,480,799)	(3,981,506)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(310,612)	(261,531)
Ending balance	(234,173)	(310,612)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	828,779	897,656
Amortization	(188,058)	(187,819)
Disposals		(202)
Impairment loss	(1,931)	(1,633)
Effect of movements in exchange rates	1,224	2,433
Ending balance	689,832	828,779
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	49,818	118,344
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,189,071	2,074,083
Ending balance	2,275,735	2,189,071
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,299,655)	(1,115,014)
Ending balance	(1,525,276)	(1,299,655)
Intellectual property rights [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(60,637)	(61,413)
Ending balance	(60,627)	(60,637)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	223,454	211,573
Amortization	(122,539)	(105,285)
Disposals	(187)	(396)
Impairment loss	(4,517)	(425)
Others	128,986	115,275
Effect of movements in exchange rates	5,568	2,712
Classified as held for sale	(775)
Ending balance	229,990	223,454
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,403,157	1,340,637
Ending balance	1,482,559	1,403,157
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,160,702)	(1,108,459)
Ending balance	(1,228,377)	(1,160,702)
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(19,001)	(20,605)
Ending balance	(24,192)	(19,001)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	21,922	25,470
Disposals	(6,433)	(3,796)
Impairment loss		242
Effect of movements in exchange rates	73	6
Ending balance	15,562	21,922
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	23,463	27,170
Ending balance	15,562	23,463
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,541)	(1,700)
Ending balance		(1,541)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	641,461	565,219
Amortization	(546,377)	(363,162)
Impairment loss	(66,028)	(52,775)
Others		(1,429)
Ending balance	577,280	641,461
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	548,224	493,608
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,295,468	2,016,477
Ending balance	2,357,041	2,295,468
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,509,575)	(1,358,446)
Ending balance	(1,715,408)	(1,509,575)
Development costs [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(144,432)	(92,812)
Ending balance	(64,353)	(144,432)
Construction -in-progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	33,036	28,169
Others	(128,148)	(112,568)
Effect of movements in exchange rates	24	(8)
Ending balance	15,528	33,036
Construction -in-progress [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	110,616	117,443
Construction -in-progress [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	33,036	28,169
Ending balance	15,528	33,036
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,146	1,309
Amortization	(164)	(163)
Ending balance	982	1,146
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12,763	12,763
Ending balance	12,763	12,763
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,574)	(11,411)
Ending balance	(11,738)	(11,574)
Technology [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(43)	(43)
Ending balance	(43)	(43)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	24,157	23,561
Effect of movements in exchange rates	5,076	596
Ending balance	29,233	24,157
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	109,115	108,519
Ending balance	114,191	109,115
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(84,958)	(84,958)
Ending balance	₩ (84,958)	₩ (84,958)